CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Operating expenses:
Revenue					$ 0	$ 1,000,000
Consulting	$ 194,521	$ 246,590	$ 1,120,073	$ 883,655	1,096,245	547,933
General and administrative expense	101,941	132,934	271,727	324,623	389,767	379,424
Clinical trials	19,102	39,627	82,467	219,155	383,688	332,289
Product manufacturing and filling	1,688	0	138,195	0
Research and development	47,170	55,875	101,388	188,503	270,529	197,406
Total operating expense					2,155,757	1,457,052
Loss from operations	(364,422)	(475,026)	(1,713,850)	(1,615,936)	(2,155,757)	(457,052)
Other income (expense):
Interest income	3,920	144	4,312	160	274	12
Change in fair value of derivative	179,989	258,462	472,168	634,118
Financing costs	0	0	0	(5,124)	(5,124)	(151,150)
Gain on debt settlement	0	28,000	50,000	28,000	28,000	5,000
Loss on original issuance discount	(25,000)	0	(25,000)	(329,390)	(156,229)	(287,979)
Interest expense	(107)	(648,900)	(362,736)	(994,738)	(1,566,919)	(48,004)
Gain on change in fair value of derivative liabilities					1,054,786	468,823
Total other income (expense)	159,016	(362,294)	138,744	(666,974)	(645,212)	(13,338)
Net income (loss) before income tax					(2,800,969)	(470,390)
Income tax					0	0
Net loss	$ (205,406)	$ (837,320)	$ (1,575,106)	$ (2,282,910)	$ (2,800,969)	$ (470,390)
Net income (loss) per share, basic and diluted	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.00)
Weighted average number of shares outstanding, basic and diluted	167,244,367	119,500,985	151,121,962	115,398,628	118,569,028	107,741,761